UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-07853

Kalmar Pooled Investment Trust
(Exact name of registrant as specified in charter)

Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807
(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President
Barley Mill House
3701 Kennett Pike
Wilmington, DE 19807
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Semi Annual Report

June 30, 2013

(Unaudited)

This  report  has been prepared for the general information of Kalmar Pooled Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus carefully before investing or sending money.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management

June 30, 2013

(Unaudited)

July 16, 2013

Dear Fellow Shareholders and Friends:

In our First Quarter Commentary we discussed two influences that moved the equity markets that quarter: First, significant asset flows into domestic equities preponderantly through index funds and ETFs (Exchange Traded Funds) that drove conspicuous strength in very small, low liquidity, low quality, low expected growth names. And second, the on-going slow growth economy and concerns over higher payroll taxes, Fiscal Cliff/Sequestration risk, the long cold winter, and the Eurozone recession that led to enterprise spending uncertainty generally and to certain company managements providing cautious near-term guidance, which resulted in corrections in more fairly valued, heretofore winning stocks of fine growth businesses.

Fast forward three months. Flows into domestic equities remained positive in the Second Quarter despite some weakening in June, resulting once again in performance leadership among the smaller, lowest ROE, non-earnings companies within the Russell 2000 Growth index. Nevertheless, when individual companies delivered strong growth and improved outlooks in the recent Earnings Season, quality-oriented shareholders were rewarded handsomely. This is exactly what enabled Kalmar to outperform so solidly in the Second Quarter – an impressive Earnings Season for our companies overall that reaffirmed their vigorous growth trends despite some mixed results for a few and understandably cautious management commentary for others earlier in the year.

Total Returns % As of June 30, 2013
		Average Annualized Total Returns %
	QTD	YTD	1-Year	3-Year	5-Year	10-Year	Since Inception
Kalmar “Growth-with-Value Small Cap Fund — Investor Class	5.49	16.30	22.58	21.06	9.12	9.72	8.95
Russell 2000® Growth Index	3.74	17.44	23.67	19.97	8.89	9.62	6.22
Russell 2000® Index	3.08	15.86	24.21	18.67	8.77	9.53	8.03

Note: The inception date of the Kalmar Fund’s Investor Class is 4/11/97. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal values will fluctuate, and upon redemption shares may be worth more or less than original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Contact the investment adviser at 800-463-6670 to obtain performance current to the most recent month-end. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s annual gross operating expense for the Investor Class, as stated in the current prospectus, is 1.52%. This rate can fluctuate and may differ from that printed in the prospectus. Investor class performance prior to May 1, 2013 does not reflect shareholder services fees initiated on that date and deducted from the Fund’s assets at the annualized rate of 0.25%. The Fund imposes a 2.0% redemption fee on shares redeemed within 90 days of purchase. Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. You cannot invest directly in an index.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Performance Attribution (Please recall that Kalmar invests bottom-up, not top-down sectorally.)

The Kalmar Fund outperformed during the Second Quarter in every sector but Health Care. In order, the biggest contributions came from our holdings in the Consumer Discretionary, Financial Services, Technology, Energy and Producer Durables sectors. Of particular note, our companies in the Financial Services sector outperformed powerfully while the sector was barely positive as the recent sharp rise in interest rates hurt REITs and other areas within that sector. Recall that we don’t consider REITs to be true growth companies, thus don’t own them, yet they were leaders in the First Quarter.

Like the circumstances for important periods last year as well as the First Quarter this year, the continued strength within the Russell 2000 Growth Index of Biotech and small, limited-product Pharmaceutical companies within Health Care – which Kalmar avoids because of the high binary risk, pricy stocks, and cash-burn characteristics of these generally speculative companies – caused our sector relative underperformance. Nevertheless, our Health Care holdings slightly outperformed the overall benchmark. From an asset allocation perspective, our underweight in Health Care detracted modestly, as did our overweight in the Materials & Processing sector.

Recent Portfolio Activity

During the Second Quarter we purchased 6 new holdings in the Kalmar Fund and sold 2 completely. “Peel the Onion” trim and “Beef Up” decisions were active in our effort to optimize portfolio reward-to-risk. Illustrative examples of recent new purchases include:

•

ServiceSource International, Inc[1] (SREV) Market Cap $700 Million: ServiceSource provides revenue management software and services that seek to maximize renewals of maintenance, support, and subscription agreements primarily for technology companies, a large market opportunity where their present share is small.

•

Encore Capital Group, Inc[2] (ECPG) Market Cap† $775 Million: Encore purchases portfolios of defaulted consumer receivables at deep discounts to face value and uses a variety of operational channels to maximize the collections. Recent collection industry consolidation and increased regulatory requirements provide an enlarged advantage to strong, responsible firms like ECPG, especially with its low cost collection platforms.

•

Pier 1 Imports[3] (PIR) Market Cap $2.5 Billion: We believe this national retailer of furniture and home furnishings should benefit from an improving housing market as well as internal growth initiatives to upgrade its store locations, implement new e-commerce initiatives, a new loyalty card, and improvements in both product quality and assortment.

[1]	ServiceSource International, Inc (0.2% of the Fund’s assets as of 6/30/13)
[2]	Encore Capital Group, Inc (0.9% of the Fund’s assets as of 6/30/13)
[3]	Pier 1 Imports (1.3% of the Fund’s assets as of 6/30/13)

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Portfolio Positioning

Kalmar invests with a forward horizon of one to several years, seeking strong returns with lower risk over longer time frames. We don’t attempt to trade short term themes and sector shifts. Our research is intensely bottom-up focused on developing proprietary conviction in a company’s fundamental ability to deliver above-expectation competitive gains, revenue growth, margin expansion, earnings progress, and cash generation. If we succeed in getting this perceptual research advantage right, over reasonable periods of time historically we have been able to be somewhat less concerned about whether the economy temporarily grows faster or slower since such “Better Growth Businesses” should be well positioned to add significant enterprise value in a relative sense vis-á-vis the economy, their competitors, and the market.

That said, our bottom-up research has led the Kalmar Fund portfolio to be overweight in the Materials & Processing, Producer Durables, and Technology sectors for quite some time now. These sectors of the economy offer many opportunities to qualify companies with special attributes such as intellectual property, niche expertise, or manufacturing/service dominance, to name a few, that can be leveraged across the globe rather than just in the U.S., which can give them larger addressable markets and longer runway for potential growth. Though more economically sensitive, such companies can have relatively fewer competitors, which enhances pricing power, while their regulatory oversight can be less onerous than in other industries. Further, the stocks of certain of these companies trade at moderate multiples of 2013 and 2014 consensus earnings expectations, making for attractive reward-to-risk opportunities particularly when our research can develop a differentiated earnings power assessment for the particular business.

In contrast, we remain underweight in the Health Care and Financial Services sectors. The Health Care underweight results mostly from our oft-described risk control discipline to specifically avoid the “binary risk” and other higher risk/lower reward characteristics of many smaller pharmaceutical and biotech companies, such as high speculative valuation, negative earnings, and cash burn. Moreover, policy uncertainty related to the Affordable Care Act as it will impact Health Care services and reimbursement rates makes it that much more difficult to find companies able to lower costs, improve patient outcomes, and grow unimpeded. Generally speaking, we believe better opportunities can be found elsewhere. The same is true of the now more highly regulated Financial Services sector, where we have been systematically underweight for years. This is because most banks, insurers, finance companies, and REITs either broadly do not meet our growth investment criteria or have unacceptable “transparency risk” related to the quality of their assets when they attempt to grow rapidly.

Certain of our high-unit-growth retailers and software-as-a-service companies have one by one been reaching relatively higher stock valuations and have become a partial source of capital for new portfolio ideas through Kalmar’s “peel the onion” risk control process. Such higher valuation stocks as well as those whose Beta have risen materially will remain under scrutiny. In today’s more highly valued market and choppy recovery, it is not a trivial challenge to qualify new ideas that meet our demanding standards for business quality, growth, and valuation – plus the perceptual research advantage we seek in every holding. Nevertheless, the seasoning and creativity of Kalmar’s

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

investment team has done just that and we will continue to mine our deep knowledge base of the Small Cap universe to refresh the Fund portfolio with new high-reward with low-risk investment opportunities that complement still fruitful longer-term portfolio positions.

Economic and Investment Outlook

Since early fall 2012 Kalmar has been short term up-beat on U.S. equity market prospects, more so than many observers. In part this is because we have believed for an extended period that the U.S. is the best house on a troubled world block. That conviction, coupled with our more positive views on the economic and market outlook for 2013, have been well rewarded despite the substantial economic and political policy uncertainties in the fall and moving into this year that were constantly in the headlines. We are also several-year bullish.

Since the S&P 500 hit its heretofore all time high on May 21st, U.S. equity market volatility has picked up markedly, both down and up, along with dives in commodities, emerging market and Asian currencies, and a dramatic reversal in the Japanese market coupled with on-going but accelerating declines in emerging market stocks. The triggers were fears of a change to less supportive Fed policy (think “tapering” of QE3), a sharp rise in Treasury yields prompting an even sharper rise in emerging market yields, less than expected QE announcements in Japan, slowing in many emerging economies plus further slowing in China, and a sudden government-induced credit crunch intended to discipline the debt bubble there. Some correction was to be expected for some reason as we had said in comments leading up to May. The unpredictable nature of events continues as always.

In the face of hopefully temporary turmoil across markets and asset classes – recognizing that practically no one predicts the future well – we continue to think that some strengthening in the U.S. and the world economy is possible moving into 2014. Coupling that, if it develops, with modest tapering should produce a positive backdrop for stocks. Witness that earnings estimate revisions for U.S. companies turned net positive for the first time in eleven months. Other things equal, rising real interest rates, within a range, should not be a threat to equities if they are pushed up by expectations of stronger growth and a more sustainable expansion.

Moreover, with significant output gaps in many economies and a potential gathering of positives – including that housing here continues to move from a substantial drag to a strong cyclical driver, thus providing a wealth-effect positive to complement gradually rising employment; that world central bank stimulus continues to build; that the ECB may finally seek to put a bottom in the Eurozone recession; that world financial and credit conditions continue to improve; and that, though slowing, a hard landing in China probably will be avoided – we presently do not see recession risk. Further, we believe that the recent major declines in gold and industrial commodities result less from negative demand shock and more from positive supply response over the last decade – which in turn has positive implications for the future course of inflation. Indeed, should a number of these positives come together, we sense the real possibility of several more years of a prolonged low-sloping recovery.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

Such a possibility suggests to us an on-going beneficial outlook for equities, a gradual secular shift from bonds to stocks, and potentially good 2014 returns as well. Kindly remember, though, that Kalmar manages the Fund holding by holding bottom-up, seeking companies that can thrive against a range of economic outcomes and not against the dictates of any specific scenario. Also remember that for Kalmar shareholders we seek to avoid pedal-to-the-metal induced volatility in favor of longer term, more consistent competitive risk-adjusted returns.

Organizational Developments

Kalmar presently manages approximately $5.2 billion in total, with $1.7 billion in Small Cap, $2.5 billion in SMid Cap, and $900-plus million in Mid Cap, all in our signature “Growth-with Value” growth investment style. This represents the high-water mark for the firm, and within Small Cap includes more than $700 million from our Kalmar “Growth-with-Value” Small Cap mutual fund, also its high-water mark.

As we reported to you in April, the asset growth in the Kalmar Fund has given us the scale to open two new share classes in the Fund – an Advisor Class and an Institutional Class – to accompany the original share class which has been renamed the Investor Class. Each class has its own eligibility requirements and expense ratio, so we urge you to consult the prospectus – a copy of which can easily be found on www.kalmarinvestments.com – to determine the most favorable cost and service combination for your particular situation. Tax-free conversions from one share class to another are available if handled properly through the Fund’s Transfer Agent or through the financial intermediary through which your shares are held.

Over its 31-year history, Kalmar has consistently invested in both human resources and technology ahead of need. In that regard, in June we opportunistically brought an additional experienced analyst/stock picker into our long-tenured investment team. James E. Gowen, CFA, comes to us with 25 years experience in smaller growth company investing as a generalist but specializing in Healthcare, Consumer Discretionary, and Technology companies. Our investment research/portfolio management team now comprises 10 professionals with over 23 years average experience who together manage our Small Cap, SMid Cap, and Mid Cap portfolios, with a bottom-up, idea-by-idea uniform portfolio approach.

Kalmar’s investment team, we believe, is the deepest and most capable in the firm’s history – and like our trading, operations, admin/compliance, and client services teams – is stable, productive, and motivated to succeed for our clients.

We all wish you a successful and pleasant summer.

Yours faithfully,

Ford B. Draper, Jr., President

Kalmar Pooled Investment Trust

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — continued

IMPORTANT INFORMATION

Kalmar’s comments reflect the investment adviser’s general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks. Kalmar invests in growth stocks with the potential for significant growth and may be more volatile because they are more sensitive to market conditions. Kalmar may seek to buy these stocks at undervalued prices and this involves the risk that the securities may remain undervalued for an extended period of time and may not realize its full potential. Market or economic conditions can vary widely over time and can result in a loss of portfolio value.

Current and future portfolio holdings are subject risk. There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself. This commentary is not representative of all securities purchased or sold for the Kalmar Fund. Holdings are subject to change. Kalmar Investments will provide a list of security purchases and sales for the past 12 months upon request. The market cap values are shown at time of purchase.

ROE (Return on equity) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested. Beta measures a portfolio’s sensitivity to market movements. The beta of the market is 1.00 by definition.

The Kalmar “Growth-with-Value” Small Cap Fund’s benchmark is the Russell 2000® Growth. The Russell 2000® Growth Index is reconstituted annually and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000® Index covers up to 2,000 companies in the U.S. market. The Russell 2000® Index and Russell 2000 Growth® Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments.

The indices mentioned here-in are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses.

Shares of the Kalmar Pooled Investment Trust are distributed by Foreside Funds Distributors LLC, Berwyn, PA., not an adviser affiliate.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Report from Management — concluded

Kalmar Pooled Investment Trust — “Growth-with-Value” Small Cap Fund — Investor Class Shares

Growth of $10,000 vs. The Russell 2000 Growth® Index and The Russell 2000® Index

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 800-463-6670. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s annual gross operating expense, as stated in the current prospectus, is 1.52%. This rate can fluctuate and may differ from the actual expenses incurred for the period covered by this report. The Fund’s investment adviser, Kalmar Investment Advisers (“Kalmar” or the “Adviser”), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to, as a percentage of average daily net assets, 1.50%, 1.35% and 1.25% with respect to the Investor Class, the Advisor Class and the Institutional Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation. The Fund imposes a 2% redemption fee calculated as a percentage of the amount redeemed and is charged only if shares are redeemed within 90 days of purchase.

The Russell 2000 Growth® and the Russell 2000® indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses. It is not possible to invest directly into an index.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Fund Expense Example — concluded

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Kalmar “Growth-with-Value” Small-Cap Fund
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period
Investor Class*[1]
Actual	$1,000.00	$1,163.60	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.96
Institutional Class**
Actual	$1,000.00	$1,163.60	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,004.93	$1.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.39% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 16.30% for the six-month period of January 1, 2013 to June 30, 2013.
**	The Fund began issuing Institutional Class on May 15, 2013. Actual expenses are equal to the fund’s annualized expense ratio 1.18% multiplied by the expense ratio multiplied by the average account value over the period, multiplied by 46/365 (to reflect the period May 15, 2013 through June 30, 2013). Hypothetical expenses reflect the full one-half year period (181 days). Actual returns are for the period May 15, 2013 through June 30, 2013.
[1]	Effective May 1, 2013 the expense for Investor Class includes a Shareholder Servicing Fee of 0.25%.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Portfolio Holdings Summary Table

June 30, 2013

(Unaudited)

	% of Net Assets	Value
Common Stock:
Technology	25.5%	$182,567,136
Consumer Discretionary	23.1	165,281,953
Producer Durables	16.4	116,952,182
Materials & Processing	9.5	67,786,259
Healthcare	9.1	65,267,431
Energy	6.8	48,380,331
Financial Services	5.3	37,781,813
Consumer Staples	1.9	13,613,309
Utilities	0.6	3,970,815
Commercial Services	0.2	1,280,615
Money Market Security	0.4	2,794,811
Securities Lending Collateral	8.5	61,079,280

Total Investments	107.3	766,755,935
Liabilities In Excess Of Other Assets	(7.3)	(52,082,009)

NET ASSETS — 100.0%	100.0%	$714,673,926

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Commercial Services — 0.2%
ADVERTISING/MARKETING SERVICES — 0.2%
ServiceSource International, Inc. *	137,405	$1,280,615

TOTAL COMMERCIAL SERVICES		1,280,615

Consumer Discretionary — 23.1%
ADVERTISING AGENCIES — 1.1%
ValueClick, Inc. *	324,840	8,017,050

AUTO PARTS — 0.9%
LKQ Corp. *	248,750	6,405,312

COSMETICS — 1.3%
Elizabeth Arden, Inc. *	206,525	9,308,081

ENTERTAINMENT — 2.9%
Imax Corp. (Canada) * (a)	475,270	11,815,211
Live Nation Entertainment, Inc. *	559,760	8,676,280

		20,491,491

LEISURE TIME — 2.3%
Life Time Fitness, Inc. * (a)	323,930	16,232,131

RESTAURANTS — 2.6%
BJ’s Restaurants, Inc. *	156,380	5,801,697
Krispy Kreme Doughnuts, Inc. *	724,775	12,647,324

		18,449,021

SPECIALTY RETAIL — 10.2%
Conn’s, Inc. * (a)	223,810	11,584,406
DSW, Inc. (A Shares)	215,055	15,800,091
Monro Muffler Brake, Inc. (a)	117,955	5,667,738
Pier 1 Imports, Inc.	382,095	8,975,412

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Consumer Discretionary — (Continued)
Stage Stores, Inc.	411,600	$9,672,600
Tile Shop Holdings, Inc. *	80,895	2,342,719
Tractor Supply Co.	59,680	7,018,965
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	7,145,414
Zumiez, Inc. * (a)	175,795	5,054,106

		73,261,451

TEXTILES APPAREL & SHOES — 1.8%
Oxford Industries, Inc.	210,215	13,117,416

TOTAL CONSUMER DISCRETIONARY		165,281,953

Consumer Staples — 1.9%
FOODS — 1.9%
United Natural Foods, Inc. *	252,145	13,613,309

TOTAL CONSUMER STAPLES		13,613,309

Energy — 6.8%
OFFSHORE DRILLING & OTHER SERVICES — 0.8%
Atwood Oceanics, Inc. *	107,925	5,617,496

OIL WELL SERVICES & EQUIPMENT — 1.0%
Core Laboratories N.V. *	45,925	6,964,986

OIL: CRUDE PRODUCERS — 5.0%
Approach Resources, Inc. * (a)	124,710	3,064,125
Magnum Hunter Resources Corp. * (a)	1,862,805	6,799,238
Painted Pony Petroleum, Ltd. (Canada) *	509,515	4,065,930
PDC Energy, Inc. *	200,145	10,303,465
Rex Energy Corp. * (a)	657,855	11,565,091

		35,797,849

TOTAL ENERGY		48,380,331

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Financial Services — 5.3%
ASSET MANAGEMENT & CUSTODIAN — 1.1%
Financial Engines, Inc.	173,720	$7,919,895

CONSUMER LENDING — 0.9%
Encore Capital Group, Inc. * (a)	189,600	6,277,656

FINANCIAL DATA & SYSTEMS — 3.3%
Alliance Data Systems Corp. * (a)	63,285	11,456,484
WageWorks, Inc. *	352,040	12,127,778

		23,584,262

TOTAL FINANCIAL SERVICES		37,781,813

Healthcare — 9.1%
HEALTHCARE SERVICES — 0.4%
Vocera Communications, Inc. *	219,070	3,220,329

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 4.5%
Cooper Companies, Inc. (The)	127,560	15,186,018
ResMed, Inc. (a)	124,550	5,620,942
West Pharmaceutical Services, Inc.	162,290	11,402,495

		32,209,455

MEDICAL EQUIPMENT — 3.0%
Cyberonics, Inc. *	152,765	7,937,669
Luminex Corp. *	373,000	7,687,530
Spectranetics Corp. *	319,925	5,976,199

		21,601,398

PHARMACEUTICALS — 1.2%
Akorn, Inc. * (a)	609,190	8,236,249

TOTAL HEALTHCARE		65,267,431

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Materials & Processing — 9.5%
BUILDING MATERIALS — 1.5%
NCI Building Systems, Inc. *	282,525	$4,319,807
Trex Co., Inc. *	132,940	6,313,321

		10,633,128

CHEMICALS: DIVERSIFIED — 4.4%
Albemarle Corp.	129,095	8,041,328
Chemtura Corp. *	271,315	5,507,695
PolyOne Corp.	716,269	17,749,146

		31,298,169

CHEMICALS: SPECIALTY — 0.8%
Polypore International, Inc. * (a)	151,145	6,091,144

DIVERSIFIED MATERIALS & PROCESSING — 1.7%
Belden, Inc.	243,330	12,149,467

STEEL — 1.1%
Carpenter Technology Corp. (a)	168,945	7,614,351

TOTAL MATERIALS & PROCESSING		67,786,259

Producer Durables — 16.4%
AIR TRANSPORT — 0.9%
Atlas Air Worldwide Holdings, Inc. *	155,960	6,824,810

BACK OFFICE SUPPORT, HR, AND CONSULTING — 1.6%
Corporate Executive Board Co.	101,285	6,403,238
WNS Holdings, Ltd., ADR *	292,529	4,882,309

		11,285,547

COMMERCIAL SERVICES: RENTAL & LEASING — 1.7%
Mobile Mini, Inc. *	363,155	12,038,588

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Producer Durables — (Continued)
ENGINEERING & CONTRACTING SERVICES — 1.6%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	$11,328,539

ENVIRONMENTAL, MAINTENANCE, AND SECURITY SERVICES — 0.2%
GSE Holding, Inc. *	202,380	1,171,780

FORMS AND BULK PRINTING SERVICES — 0.7%
InnerWorkings, Inc. * (a)	478,360	5,190,206

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.3%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	9,236,330

MACHINERY: INDUSTRIAL — 3.4%
Kennametal, Inc.	138,325	5,371,160
Middleby Corp. * (a)	69,120	11,756,621
Tennant Co.	149,400	7,211,538

		24,339,319

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 2.9%
A.O. Smith Corp.	273,455	9,920,947
EnerSys, Inc.	216,150	10,599,996

		20,520,943

SCIENTIFIC INSTRUMENTS: POLLUTION CONTROL — 0.5%
Team, Inc. *	96,899	3,667,627

SHIPPING — 0.8%
UTi Worldwide, Inc. (a)	329,605	5,428,594

TRUCKERS — 0.8%
Celadon Group, Inc.	150,215	2,741,424
Knight Transportation, Inc.	188,970	3,178,475

		5,919,899

TOTAL PRODUCER DURABLES		116,952,182

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Technology — 25.5%
COMMUNICATIONS TECHNOLOGY — 1.2%
Finisar Corp. * (a)	225,782	$3,827,005
NICE-Systems, Ltd., Sponsored ADR	128,710	4,748,112

		8,575,117

COMPUTER SERVICES SOFTWARE & SYSTEMS — 15.4%
Acxiom Corp. *	697,886	15,828,054
Bankrate, Inc. * (a)	771,005	11,071,632
Bottomline Technologies, Inc. *	365,675	9,247,921
DealerTrack Holdings, Inc. *	401,310	14,218,413
InterXion Holding NV *	263,975	6,897,667
MICROS Systems, Inc. * (a)	107,210	4,626,112
NIC, Inc.	542,467	8,966,980
Pegasystems, Inc. (a)	197,575	6,543,684
Rovi Corp. *	246,707	5,634,788
Sapient Corp. *	690,810	9,021,979
SciQuest, Inc. *	126,015	3,156,676
Syntel, Inc.	66,477	4,179,409
Ultimate Software Group, Inc. *	91,880	10,776,605

		110,169,920

ELECTRONIC COMPONENTS — 3.3%
3D Systems Corp. * (a)	149,797	6,576,088
Methode Electronics, Inc.	248,285	4,223,328
Rogers Corp. *	269,930	12,773,088

		23,572,504

PRODUCTION TECHNOLOGY EQUIPMENT — 1.7%
ATMI, Inc. *	303,460	7,176,829
Teradyne, Inc. *	289,860	5,092,840

		12,269,669

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — concluded

June 30, 2013

(Unaudited)

	Shares	Value (Note 2)

Technology — (Continued)
SEMICONDUCTORS & COMPONENTS — 3.9%
Diodes, Inc. *	294,295	$7,642,841
Integrated Device Technology, Inc. *	1,211,735	9,621,176
MaxLinear, Inc. (A Shares) *	384,155	2,689,085
Power Integrations, Inc.	197,900	8,026,824

		27,979,926

TOTAL TECHNOLOGY		182,567,136

Utilities — 0.6%
TELECOMMUNICATIONS — 0.6%
8X8, Inc. *	481,895	3,970,815

TOTAL UTILITIES		3,970,815

TOTAL COMMON STOCK (COST $502,993,606)		702,881,844

SECURITIES LENDING COLLATERAL — 8.5%
BlackRock Liquidity Funds TempFund Portfolio	61,079,280	61,079,280

TOTAL SECURITIES LENDING COLLATERAL (COST $61,079,280)		61,079,280

MONEY MARKET SECURITY — 0.4%
Money Market Fund — 0.4%
BlackRock Liquidity Funds TempFund Portfolio	2,794,811	2,794,811

TOTAL MONEY MARKET SECURITY (COST $2,794,811)		2,794,811

TOTAL INVESTMENTS (COST $566,867,697) — 107.3%		766,755,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(52,082,009)

NET ASSETS — 100.0%		$714,673,926

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 10 in Notes to Financial Statements.
ADR	American Depository Receipt

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Assets and Liabilities

As of June 30, 2013 (Unaudited)
Assets:
Investment in securities, at fair value*
(Cost $566,867,697)	$766,755,935
Receivables for:
Dividends	120,632
Capital shares subscribed	1,825,258
Investment securities sold	15,351,143
Other assets	118,245

Total Assets	784,171,213

Liabilities:
Payables for:
Securities lending collateral	61,079,280
Investment securities purchased	6,524,796
Capital shares redeemed	981,188
Advisory fee	582,429
Custodian fees	1,028
Trustee fees	1,852
Accrued expenses and other liabilities	326,714

Total Liabilities	69,497,287

Net Assets	$714,673,926

Net Assets Consisted of:
Shares of beneficial interest	$379,255
Additional paid-in capital	509,543,413
Accumulated net investment loss	(2,614,739)
Accumulated net realized gain on investments	7,477,759
Net unrealized appreciation on investments	199,888,238

Net Assets	$714,673,926

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Assets and Liabilities — concluded

As of June 30, 2013 (Unaudited)
INVESTOR CLASS
Net asset value, offering and redemption price per share ($692,195,711 / 36,733,080 outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$18.84

INSTITUTIONAL CLASS
Net asset value, offering and redemption price per share ($22,478,215 / 1,192,378 outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$18.85

*	Includes market value of securities on loan

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Operations

For the Six Month Period Ended June 30, 2013 (Unaudited)
Investment Income:
Dividends (net of $8,142 foreign taxes withheld)	$966,488
Securities lending income	639,931

Total income	1,606,419

Expenses:
Advisory fees (Note 6)	3,036,502
Transfer agent fees (Note 6)	361,250
Shareholder servicing fees, Investor Class (See Note 6)	287,419
Accounting and administration fees (Note 6)	230,765
Legal fees	44,355
Trustees’ fees	37,852
Compliance service fees	38,166
Printing & shareholder report fees	21,153
Audit Fees	19,656
Registration fees	77,232
Custodian fees (Note 6)	24,810
Miscellaneous	41,998

Total expenses	4,221,158

Net investment loss	(2,614,739)

Realized and unrealized gain (loss) from investments
Net realized gain from investments	7,659,769
Net change in unrealized appreciation on investments	81,967,398

Net realized and unrealized gain from investments	89,627,167

Net increase in net assets resulting from operations	$87,012,428

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statements of Changes in Net Assets

	For the Six months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,614,739)	$(2,715,500)
Net realized gain from investments	7,659,769	34,221,460
Net change in unrealized appreciation (depreciation) on investments	81,967,398	15,780,342

Net increase in net assets resulting from operations	87,012,428	47,286,302

Distributions to shareholders:
Net realized capital gains	—	(31,589,357)

Increase in net assets derived from capital share transactions[1]	192,259,458	87,905,441

Total increase in net assets	279,271,886	103,602,386
Net assets:
Beginning of Period	435,402,040	331,799,654

End of Period	$714,673,926	$435,402,040

Accumulated net investment loss, end of period	$(2,614,739)	$—

[1]	For details on share transactions by class, see Statement of Changes in Net Assets — Capital Stock Activity on page 20.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Changes in Net Assets — Capital Stock Activity

	For the Period Ended June 30, 2013 (Unaudited)		For the year December 31, 2012
	Shares	Value	Shares	Value
Investor Class
Proceeds from Shares issued[1]	14,186,626	$248,160,763	9,728,364	$163,413,277
Reinvestment of distributions	—	—	1,336,170	21,191,663
Redemption fees (Note 5)	—	—	—	49,258
Cost of Shares redeemed	(4,333,158)	(78,435,413)	(5,788,759)	(96,748,757)

Net increase	9,853,468	$169,725,350	5,275,775	$87,905,441

Institutional Class*
Proceeds from Shares issued[1]	1,193,128	$22,548,124	—	$—
Cost of Shares redeemed	(750)	(14,016)	—	—

Net increase	1,192,378	$22,534,108	—	$—

Change in Net Assets from Share Transactions	11,045,846	$192,259,458	5,275,775	$87,905,441

*	Institutional Class Shares commenced operations on May 15, 2013.
[1]	Includes seed amount of $1,717,391 from Investor Class to Institutional Class on May 15, 2013.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights Investor Class1

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information should be read in conjunction with the financial statements and notes thereto.

	For the Six-Month Period Ended June 30, 2013 (Unaudited)		For the Years Ended December 31
			2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.20		$15.36	$16.13	$12.19	$9.13	$15.30

Investment Operations
Net investment loss	(0.07)		(0.10)	(0.16)	(0.14)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	2.71		2.17	0.25	4.36	3.17	(6.05)

Total from investment operations	2.64		2.07	0.09	4.22	3.06	(6.17)

Distributions
From net realized gain on investments	—		(1.23)	(0.86)	(0.28)	—	—

Total distributions	—		(1.23)	(0.86)	(0.28)	—	—

Net asset value at end of period	$18.84		$16.20	$15.36	$16.13	$12.19	$9.13

Total return	16.30	%*[2]	13.64%	0.50%	34.57%	33.52%	(40.33)%

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.39	%**	1.47%	1.44%	1.48%	1.46%	1.40%
Net investment loss to average net assets	(0.87	)%**	(0.68)%	(0.99)%	(1.00)%	(1.09)%	(0.94)%
Portfolio turnover rate	29.35	%*	34.03%	41.68%	29.12%	32.14%	33.96%
Net assets at end of period (000’s omitted)	$692,196		$435,402	$331,800	$314,776	$253,273	$213,961

[1]	In connection with the adoption of the Multi-Class Plan, the existing shares of the Fund were designated as Investor Class shares effective April 22, 2013.
[2]	Investor Class performance prior to May 1, 2013 does not reflect a shareholder service fee initiated on that date.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights Institutional Class

	For the Period Ended June 30, 2013 (Unaudited)[1]
Net asset value at beginning of period	$18.82

Investment Operations
Net investment income	0.01
Net realized and unrealized gain on investments	0.02

Total from investment operations	0.03

Distributions
From net realized gain on investments	—

Total distributions	—

Net asset value at end of period	$18.85

Total return	16.36	%*[2]

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.18	%**
Net investment income to average net assets	0.83	%**
Portfolio turnover rate	29.35	%*
Net assets at end of period (000’s omitted)	$22,478

[1]	Institutional Class shares commenced operations on May 15, 2013.
[2]	Institutional Class performance prior to May 15, 2013, is the performance of Investor Class.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements

For the Six Months Ended June 30, 2013

(Unaudited)

1. Organization. The Kalmar “Growth-with-Value” Small Cap Fund (the “Fund”) is the sole series of Kalmar Pooled Investment Trust (the “Trust”), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

Effective April 22, 2013, in connection with the adoption of a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, (the “Multi-Class Plan”), the Board of Trustees of the Trust designated the existing shares of the Fund as Investor Class shares and authorized the issuance of two additional Classes of shares, namely the Institutional Class and the Advisor Class. As of the date hereof, the Fund offers three classes of shares: Investor Class, Institutional Class and Advisor Class shares. Prior to April 22, 2013, the Fund issued a single class of shares. Institutional Class shares commenced operations on May 15, 2013. As of June 30, 2013, the Advisor Class shares have not been issued. Shares of the Fund are offered and sold on a no-load basis, without the imposition of sales charges.

2. Risk Considerations

Market Risk: Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Fund’s Statement of Assets and Liabilities.

3. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s assets carried at fair value:

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stock*	$702,881,844	$702,881,844	$—	$—
Money Market Security	2,794,811	2,794,811
Securities Lending Collateral	61,079,280	61,079,280	—	—

Total	$766,755,935	$766,755,935	$—	$—

*	Please refer to the Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the year ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Federal Income Taxes. The Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States (“U.S. GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2013, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$566,867,697

Gross tax unrealized appreciation	211,154,971
Gross tax unrealized depreciation	(11,266,733)

Net tax unrealized appreciation on investments	$199,888,238

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Regulated Investment Company Modernization Act of 2010 (“RIC Modernization Act”) was signed into law on December 22, 2010. Under the RIC Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Calendar Year 2011 for the Fund) indefinitely. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of December 31, 2012, the Fund did not have a capital loss carryforward.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

4. Purchases and Sales of Investment Securities. During the six-month period ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

Purchases	$349,974,946
Sales	$175,349,838

5. Redemption Fees. In accordance with the prospectus, the Fund charges a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee is included as a separate line item under the Share Transactions section on the Statements of Changes in Net Assets.

6. Investment Adviser and Other Services. The Fund employs Kalmar Investment Advisers (the “Adviser”) as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average of daily net assets. For the six-month period ended June 30, 2013, investment advisory fees were $3,036,502.

The Fund’s investment adviser, Kalmar Investment Advisers (“Kalmar” or the “Adviser”), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to, as a percentage of average daily net assets, 1.50%, 1.35% and 1.25% with respect to the Investor Class, the Advisor Class and the Institutional Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2014, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust. BNY Mellon also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

Foreside Funds Distributors LLC (the “Underwriter”), provides principal underwriting services to the Fund pursuant to an Underwriting Services Agreement with the Trust.

The Bank of New York Mellon, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Those Trustees who are not “interested persons” of the Fund receive an annual retainer of $10,000, meeting fees of $1,500 and committee meeting fees of $1,000. The aggregate remuneration paid to the Trustees by the Fund during the six-month period ended June 30, 2013 was $37,852. Trustees of the Fund who are officers or employees of the Adviser are paid by the Adviser and not the Fund. Certain employees of BNY Mellon are officers of the Fund. They are not compensated by the Fund. The Chief Compliance Officer (“CCO”) is an employee of the Adviser. The Fund is responsible for reimbursing the Adviser for a portion of her salary allocated to her duties as the CCO of the Fund.

Effective May 1, 2013, pursuant to the Shareholder Services Plans adopted by the Trust with respect to the Investor Class and Advisor Class shares of the Fund, the Fund, or the Adviser on behalf of the Fund, may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide shareholder servicing activities for their clients invested in the Fund. As compensation for shareholder servicing activities, the Fund is authorized to pay a fee of up to 0.25% of the Fund’s average daily net assets of its Investor Class shares and a fee up to 0.10% of the Fund’s average daily net assets of its Advisor Class shares.

7. Distributions to Shareholders. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the last two fiscal years was as follows:

	December 31, 2012	December 31, 2011
Distributions paid from:
Long-term capital gains	$31,589,357	$17,896,692

	$31,589,357	$17,896,692

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — concluded

8. Components of Distributable Earnings. As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$—	$47	$117,738,783

9. Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund receives securities lending income in the form of fees or by retaining a portion of interest or dividends on the investment of any cash received or collateral. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of June 30, 2013, the market value of the securities on loan and collateral are $59,506,375 and $61,079,280, respectively.

11. New Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Other Matters (Unaudited)

1. Proxy Voting Policies and Procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser’s website, www.kalmarinvestments.com, or by accessing the SEC’s website at www.sec.gov.

2. Quarterly Portfolio Schedules. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC’s website www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

KALMAR INVESTMENT ADVISERS

BARLEY MILL HOUSE

3701 KENNETT PIKE

WILMINGTON, DE 19807

(WEBSITE) WWW.KALMARINVESTMENTS.COM

DISTRIBUTOR

FORESIDE FUNDS DISTRIBUTORS LLC

400 BERWYN PARK

899 CASSATT ROAD

BERWYN, PA 19312

SHAREHOLDER SERVICES

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

CUSTODIAN

THE BANK OF NEW YORK MELLON

ONE WALL STREET

NEW YORK, NY 10286

LEGAL COUNSEL

PEPPER HAMILTON LLP

3000 TWO LOGAN SQUARE

18TH & ARCH STREETS

PHILADELPHIA, PA 19103-2799

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP

1700 MARKET STREET

PHILADELPHIA, PA 19103

KALMAR POOLED INVESTMENT TRUST

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

(WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12—6/13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

            Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	August 22, 2013

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer
(principal financial officer)

Date	August 22, 2013

* Print the name and title of each signing officer under his or her signature.